Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of warrant activity

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Warrants outstanding at December 31, 2023	261,821	$291.05	3.72
Warrants granted	22,471	53.40
Warrants outstanding at June 30, 2024	284,292	$272.26	3.41
Warrants outstanding at December 31, 2024	284,292	$272.26	2.91
No warrant activity	—	—
Warrants outstanding at June 30, 2025	284,292	$272.26	2.41

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Warrants outstanding at December 31, 2022	7,954,620	$9.63	4.46
Warrants exercised	(100,000)	3.90
Warrants outstanding at December 31, 2023	7,854,620	9.70	3.72
Warrants granted	674,146	1.78
Warrants outstanding at December 31, 2024	8,528,766	$9.08	2.91

Schedule of option activity

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2023	86,153	$91.72	8.71
Options granted	40,604	62.14
Options expired or cancelled or forfeited	(200)	63.30
Options outstanding at June 30, 2024	126,557	$82.27	8.65
Options vested and exercisable at June 30, 2024	126,307	$82.27
Options outstanding at December 31, 2024	119,807	$82.25	8.12
Options granted	9,468	5.28
Options expired or cancelled or forfeited	(415)	63.30
Options outstanding at June 30, 2025	128,860	$76.66	7.80
Options vested and exercisable at June 30, 2025	128,860	$76.66

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2022	1,759,599	$3.90	9.35
Options granted	825,000	1.26
Options outstanding at December 31, 2023	2,584,599	3.06	8.71
Options granted	1,322,231	1.93
Options expired or cancelled or forfeited	(312,628)	1.93
Options outstanding at December 31, 2024	3,594,202	$2.74	8.12
Options vested and exercisable at December 31, 2024	3,594,202	$2.74